MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS o MARCH 31, 2002

DEAR SHAREHOLDER:

The 12-months ended March 31, 2002 was a difficult one for the economy and financial markets. Economic growth began to slow in a trend that would continue throughout most of the year. The industrial sector was especially hard hit, with industrial production falling 5.8 percent for the year. The terrorist attacks on September 11 added to the decline in business and consumer activity. Almost immediately after the attacks, many companies - led by the airlines announced major layoffs. The largest job loss in 20 years was reported in October, and the unemployment rate jumped to 5.8 percent by December. The National Bureau of Economic Research announced that a recession had begun in March 2001, concluding the longest economic expansion in U.S. history.

Both U.S. monetary and fiscal policy aimed to stimulate economic growth during the year. The Federal Reserve Board's aggressive monetary policy adjustment cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. Congress provided fiscal stimulus by passing reductions in personal tax rates as well as a number of spending initiatives after the September attacks.

Within the fixed-income markets, yields on short maturities declined the most and the yield curve steepened. Events of the past year had the greatest impact on U.S. Treasuries. At the end of October, the Treasury Department stunned the securities markets by announcing the cessation of the 30-year bond auction. The bond market promptly responded with an unprecedented rally that lowered long-term interest rates to levels last seen in the 1960s. However, the bond market reversed course in November and December as interest rates moved higher on a perception that the economy would begin to recover sooner than previously anticipated. Demand for fixed-income investments revived in early 2002 as a result of equity market volatility. Stronger economic indicators in March, precipitated another round of bond market weakness.

MUNICIPAL MARKET CONDITIONS

Over the past 12 months, changes in tax-free interest rates were less volatile than in Treasuries. The yield on the 10-year insured municipal bond index, which stood at 4.37 percent in March 2001, declined to a low of 4.00 percent in October. Expectations of economic recovery caused bond prices to decline, and the index retreated to 4.56 percent at the end of 2001. Municipals rallied in the first two months of 2002, but the index yield rose to 4.63 percent by the end of March.

The ratio of municipal yields as a percentage of U.S. Treasury yields is routinely used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 10-year insured municipal bond yields to U.S. Treasuries fell from 89 percent in March 2001 to 83 percent at the end of August. However, following September 11 and the Treasury's cancellation of the 30-year auction, the ratio jumped to 95 percent in October. By the end of March 2002, the ratio had reverted to 86 percent.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS o] MARCH 31, 2002 CONTINUED

The change in the slope of the yield curve was a major story in the fixed-income markets in 2001. After the Fed started lowering short-term rates aggressively in January 2001, the municipal yield curve between one- and 30-year maturities steepened, from 125 to 350 basis points.

During 2001, new-issue volume grew 43 percent, to $286 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume. In the first quarter of 2002, underwriting activity averaged $20 billion a month.

          10-Year Bond Yields 1997-2002

       Date        AAA Ins       Tsy       % Relationship
       ----        -------       ---       --------------
     12/31/96        4.95        6.42              77.10%
     01/31/97        5.05        6.49              77.81%
     02/28/97        5.00        6.55              76.34%
     03/31/97        5.30        6.90              76.81%
     04/30/97        5.20        6.72              77.38%
     05/30/97        5.00        6.66              75.08%
     06/30/97        5.00        6.50              76.92%
     07/30/97        4.60        6.01              76.54%
     08/31/97        4.80        6.34              75.71%
     09/30/97        4.70        6.10              77.05%
     10/31/97        4.70        5.83              80.62%
     11/30/97        4.70        5.87              80.07%
     12/31/97        4.45        5.74              77.53%
     01/31/98        4.45        5.51              80.76%
     02/28/98        4.50        5.62              80.07%
     03/31/98        4.60        5.65              81.42%
     04/30/98        4.75        5.67              83.77%
     05/29/98        4.50        5.55              81.08%
     06/30/98        4.55        5.45              83.49%
     07/31/98        4.55        5.49              82.88%
     08/31/98        4.35        4.98              87.35%
     09/30/98        4.18        4.42              94.57%
     10/31/98        4.23        4.61              91.86%
     11/30/98        4.25        4.71              90.16%
     12/31/98        4.25        4.65              91.44%
     01/31/99        4.13        4.65              88.80%
     02/28/99        4.33        5.29              81.90%
     03/31/99        4.45        5.24              84.89%
     04/30/99        4.45        5.35              83.18%
     05/31/99        4.63        5.62              82.38%
     06/30/99        4.95        5.78              85.64%
     07/31/99        4.93        5.90              83.56%
     08/31/99        5.03        5.97              84.25%
     09/30/99        5.05        5.88              85.88%
     10/31/99        5.20        6.02              86.32%
     11/30/99        5.10        6.19              82.38%
     12/31/99        5.20        6.44              80.72%
     01/31/00        5.42        6.67              81.32%
     02/29/00        5.35        6.41              83.48%
     03/31/00        5.12        6.00              85.28%
     04/30/00        5.29        6.21              85.16%
     05/31/00        5.41        6.27              86.26%
     06/30/00        5.12        6.03              84.89%
     07/31/00        4.93        6.03              81.74%
     08/31/00        4.80        5.72              83.92%
     09/30/00        4.95        5.80              85.33%
     10/31/00        4.83        5.75              84.00%
     11/30/00        4.80        5.47              87.78%
     12/31/00        4.47        5.11              87.44%
     01/31/01        4.42        5.11              86.43%
     02/28/01        4.44        4.90              90.69%
     03/31/01        4.37        4.92              88.88%
     04/30/01        4.65        5.34              87.08%
     05/31/01        4.53        5.38              84.20%
     06/30/01        4.50        5.41              83.18%
     07/31/01        4.31        5.05              85.35%
     08/31/01        4.02        4.83              83.23%
     09/30/01        4.15        4.59              90.41%
     10/31/01        4.00        4.23              94.56%
     11/30/01        4.32        4.75              90.95%
     12/31/01        4.56        5.05              90.30%
     01/31/02        4.41        5.03              87.67%
     02/28/02        4.20        4.88              86.07%
     03/31/02        4.63        5.40              85.74%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS o MARCH 31, 2002 CONTINUED

PERFORMANCE

For the 12-month period ended March 31, 2002, Morgan Stanley Limited Term Municipal Trust posted a total return of 2.82 percent, compared to 3.48 percent for the Lehman Brothers 10-Year Municipal Bond Index. Total return consisted of tax-free dividends totaling approximately $0.36 per share and a decrease in net asset value from $10.37 to $10.30 per share. The accompanying chart compares the Fund's performance to that of the Lehman Brothers 10-Year Municipal Bond Index.

PORTFOLIO STRUCTURE

The long-term portfolio was diversified among 11 municipal sectors and 49 separate credits. Issues in four essential service sectors: general obligation, water and sewer, municipal electric and transportation accounted for 64 percent of net assets. During the fiscal year, net short-term investments ranged between 5 and 15 percent of the portfolio. In order to take advantage of the steepened yield curve, the Fund's average maturity was extended from 5 to 10 years. Duration, a measure of sensitivity to interest rate changes, was 5.9 years. The Fund maintained high quality portfolio, with 90 percent of the bonds rated AA or AAA, as measured by Standard & Poor's or Moody's Investors Service, Inc. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations.

LOOKING AHEAD

During the first three months of 2002, clear signs developed among an array of leading indicators that the economy was recovering. The relationship between high-grade tax-exempt securities and U.S. Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

We appreciate your ongoing support of Morgan Stanley Limited Term Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS o MARCH 31, 2002 CONTINUED

LARGEST SECTORS AS OF MARCH 31, 2002
(% OF NET ASSETS)

TRANSPORTATION           22%
GENERAL OBLIGATION       17%
WATER & SEWER            13%
ELECTRIC                 12%
PUBLIC FACILITIES         7%
IDR/PCR*                  6%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF MARCH 31, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA               62%
Aa or AA                 28%
A or A                    7%
NR                        3%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)
-------------------
Weighted Average
Maturity: 10 Years
-------------------

1-5 Years                 6.4%
5-10 Years               31.8%
10-15 Years              61.8%
15+ Years                 0.0%


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FUND PERFORMANCE o MARCH 31, 2002


                     GROWTH OF $10,000
                      ($ in Thousands)

        Date                    Total        Lehman
    July 12, 1993               10,000       10,000
    September 30, 1993          10,290       10,333
    December 31, 1993           10,466       10,483
    March 31, 1994               9,891        9,927
    June 30, 1994                9,927       10,073
    September 30, 1994           9,921       10,143
    December 31, 1994            9,634        9,983
    March 31, 1995              10,287       10,673
    June 30, 1995               10,604       10,956
    September 30, 1995          10,933       11,341
    December 31, 1995           11,245       11,696
    March 31, 1996              11,153       11,620
    June 30, 1996               11,156       11,656
    September 30, 1996          11,359       11,889
    December 31, 1996           11,601       12,227
    March 31, 1997              11,560       12,224
    June 30, 1997               11,854       12,627
    September 30, 1997          12,114       13,019
    December 31, 1997           12,350       13,356
    March 31, 1998              12,450       13,494
    June 30, 1998               12,584       13,698
    September 30, 1998          12,883       14,167
    December 31, 1998           12,980       14,259
    March 31, 1999              13,033       14,340
    June 30, 1999               12,814       14,012
    September 30, 1999          12,847       14,101
    December 31, 1999           12,842       14,081
    March 31, 2000              13,043       14,409
    June 30, 2000               13,196       14,639
    September 30, 2000          13,428       15,002
    December 31, 2000           13,803       15,597
    March 31, 2001              14,105       15,959
    June 30, 2001               14,208       16,028
    September 30, 2001          14,554       16,502
    December 31, 2001           14,403       16,317
    March 31, 2002              14,502(2)    16,515

------------------------------------------------------
           --- Fund         --- Lehman(3)
------------------------------------------------------


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS
Period Ended 3/31/02
--------------------
1 Year                              2.82%(1)
5 Years                             4.64%(1)
Since Inception (7/12/93)           4.36%(1)

------------
(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.
(2)  Closing value assuming a complete redemption on March 31, 2002.
(3) The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody's Investors Service, Inc., and with maturities ranging between 8 and 12 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (88.5%)
             GENERAL OBLIGATION (16.5%)
 $  2,000    California, Ser 2002 (WI) ................................................ 5.25 %        02/01/11   $ 2,094,920
             Connecticut,
    1,000      1998 Ser C ............................................................. 5.25          10/15/11     1,053,060
    1,000      1998 Ser C ............................................................. 5.25          10/15/12     1,047,830
    1,000    Illinois, First Ser 2001 (MBIA)** ........................................ 5.375         04/01/14     1,052,010
    2,000    Maryland, Ser 2002 A ..................................................... 5.50          03/01/13     2,162,060
    1,000    Massachusetts, Ser 2001 D (MBIA) ......................................... 6.00          11/01/13     1,117,970
    1,000    New Hampshire, Refg Ser 1998 A ........................................... 5.25          10/01/10     1,057,510
    1,000    Knox County, Tennessee, Public Improvement Ser 1998 ...................... 5.25          04/01/13     1,027,440
    1,000    Wisconsin, 2001 Refg Ser 1 (MBIA) ........................................ 5.50          05/01/13     1,067,600
 --------                                                                                                        -----------
   11,000                                                                                                         11,680,400
 --------                                                                                                        -----------
             EDUCATIONAL FACILITIES REVENUE (3.0%)
    1,000    Purdue University, Indiana, Student Fee Ser K ............................ 5.625         07/01/14     1,056,420
    1,000    Swarthmore Borough Authority, Pennsylvania, Swarthmore College
 --------      Ser 2000 ............................................................... 5.50          09/15/11     1,075,560
                                                                                                                 -----------
    2,000                                                                                                          2,131,980
 --------                                                                                                        -----------
             ELECTRIC REVENUE (11.7%)
    1,000    Arizona Power Authority, Hoover Uprating Refg Ser 2001A** ................ 5.25          10/01/16     1,037,090
             Salt River Project Agricultural Improvement & Power District, Arizona,
    1,000      Refg 2001 Ser A ........................................................ 5.25          01/01/06     1,053,860
    1,000      Refg 2002 Ser A ........................................................ 5.25          01/01/13     1,050,270
    1,000    Wyandotte County, Kansas City, Kansas, Utility Refg Ser 1998 (MBIA)        5.125         09/01/13     1,027,810
    1,000    Long Island Power Authority, New York, Ser 1998 B (MBIA) ................. 5.125         04/01/11     1,037,560
    1,000    South Carolina Public Service Authority, 2002 Refg Ser A (FSA) (WI)....... 5.50          01/01/16     1,042,570
    1,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 ......................... 4.70          02/01/05     1,029,960
    1,000    Seattle, Washington, Municipal Light & Power Refg Ser 2001 ............... 5.625         12/01/14     1,040,620
 --------                                                                                                        -----------
    8,000                                                                                                          8,319,740
 --------                                                                                                        -----------
             HOSPITAL REVENUE (1.5%)
    1,000    Maryland Health & Higher Educational Facilities Authority,
 --------      Medlantic/Helix Issue Ser 1998 A (FSA) ................................. 5.25          08/15/12     1,020,630
                                                                                                                 -----------

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                             COUPON      MATURITY
 THOUSANDS                                                                              RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (5.7%)
 $   1,000   California Pollution Control Financing Authority, San Diego Gas &
               Electric Co 1996 Ser A .............................................. 5.90 %        06/01/14   $ 1,044,100
     1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co
               Refg Ser 1993** ..................................................... 5.875         08/01/08     1,021,920
     2,000   Greenwood, Wisconsin, Land O'Lakes Inc (AMT) .......................... 5.50          09/01/03     1,987,780
 ---------                                                                                                    -----------
     4,000                                                                                                      4,053,800
 ---------                                                                                                    -----------
             MORTGAGE REVENUE - SINGLE FAMILY (4.2%)
     2,000   Maryland Department of Housing & Community Development,
               1999 Third Ser (AMT) ................................................ 4.40          04/01/07     2,000,880
     1,000   Virginia Housing Development Authority, 2001 Ser J (MBIA) ............. 4.75          01/01/12     1,002,160
 ---------                                                                                                    -----------
     3,000                                                                                                      3,003,040
 ---------                                                                                                    -----------
             PUBLIC FACILITIES REVENUE (7.4%)
     2,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac) .......... 5.25          08/01/14     2,081,440
     1,000   Kentucky Property & Buildings Commission, Project # 69 Ser A (FSA)      5.25          08/01/15     1,027,430
     1,000   Michigan Building Authority, Police Communication Ser 2001** .......... 5.50          10/01/12     1,072,600
     1,000   Ohio Building Authority, Highway Safety Building 2001 Ser A ........... 5.50          10/01/15     1,048,260
 ---------                                                                                                    -----------
     5,000                                                                                                      5,229,730
 ---------                                                                                                    -----------
             RECREATIONAL FACILITIES REVENUE (1.5%)
     1,000   Iowa, Vision Iowa Ser 2001 (MBIA)** ................................... 5.50          02/15/16     1,059,850
 ---------                                                                                                    -----------
             RESOURCE RECOVERY REVENUE (1.5%)
     1,000   Massachusetts Development Finance Agency, Semass System
 ---------     Ser 2001 A (MBIA) ................................................... 5.625         01/01/12     1,070,040
                                                                                                              -----------
             TRANSPORTATION FACILITIES REVENUE (22.2%)
             Alaska International Airports,
     1,000     Ser 2002 B (Ambac) (WI) ............................................. 5.25          10/01/10     1,043,900
     1,000     Ser 2002 B (Ambac) (WI) ............................................. 5.75          10/01/13     1,073,410
     1,000   Colorado Department of Transportation, Ser 2001 A (MBIA) .............. 5.50          06/15/15     1,055,720
     1,000   Georgia State Road & Tollway Authority, Ser 2001 ...................... 5.25          03/01/10     1,060,440
     2,000   Kentucky Turnpike Authority, Economic Development Road
               Refg Ser 2000 (FSA)** ............................................... 5.50          07/01/09     2,140,420
     1,000   Minneapolis & St Paul Metropolitan Airport, Minnesota, Ser 2001 C
               (FGIC) .............................................................. 5.50          01/01/16     1,040,060
     1,000   Missouri Highways & Transportation Commission, Ser A 2000 ............. 5.625         02/01/15     1,061,760
     2,000   New Jersey Transit Corporation, Capital GANs Ser 2000 B (Ambac)**       5.50          02/01/08     2,140,820

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
 $  1,000    New York State Thruway Authority, Highway & Bridge Ser 2002 A
               (FSA) ................................................................ 5.25 %        04/01/12   $ 1,049,210
    1,000    Triborough Bridge & Tunnel Authority, New York, Ser 2001 A ............. 5.25          01/01/14     1,031,510
    1,000    Houston, Texas, Airport Sub Lien 1998 Ser B (AMT) (FGIC) ............... 5.25          07/01/12     1,007,720
    1,965    Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC) (WI) ........ 5.25          07/15/13     2,065,805
 --------                                                                                                      -----------
   14,965                                                                                                       15,770,775
 --------                                                                                                      -----------
             WATER & SEWER REVENUE (13.3%)
    1,000    Arizona Water Infrastructure Finance Authority, Water Quality
               Ser 2001 A ........................................................... 5.375         10/01/14     1,048,930
    1,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)** ............... 5.50          11/01/11     1,073,940
    1,000    Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC) .......... 5.25          07/01/13     1,030,310
    1,000    Du Page Water Commission, Illinois, Refg Ser 2001 ...................... 5.25          03/01/11     1,055,350
    1,000    Metropolitan Water Reclamation District of Greater Chicago, Illinois,
               Ser B 2001 ........................................................... 5.50          12/01/14     1,057,350
    1,000    North Hudson Sewer Authority, New Jersey, Ser 2002 A (FGIC) (WI) ....... 5.00          08/01/12     1,025,790
    1,000    Western Carolina Sewer Authority, South Carolina, Ser 2001 (FSA) ....... 5.375         03/01/16     1,028,140
    1,000    Houston, Texas, Water & Sewer Jr Lien Ser 2001 A (FSA) ................. 5.50          12/01/15     1,036,350
    1,000    Fairfax County Water Authority, Virginia, Refg Ser 2002 ................ 5.50          04/01/14     1,064,930
 --------                                                                                                      -----------
    9,000                                                                                                        9,421,090
 --------                                                                                                      -----------
   59,965    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $63,068,305) ..........................................     62,761,075
 --------                                                                                                      -----------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (21.8%)
    3,200    Princeton, Indiana, PSI Energy Inc Ser 1997 (Demand 04/01/02) .......... 1.35*         04/01/22     3,200,000
    1,200    Cornell Township, Missouri, Mead Escanaba Paper Co Ser 1986
               (Demand 04/01/02) .................................................... 1.41*         11/01/16     1,200,000
    3,100    Missouri Health & Educational Facilities Authority, Cox Health
               Ser 1997 (MBIA) (Demand 04/01/02) .................................... 1.40*         06/01/15     3,100,000
    1,200    Clark County School District, Nevada, Ser 2001 B (Demand 04/01/02)       1.41*         06/15/21     1,200,000
    3,455    Delaware County Industrial Development Authority, Pennsylvania,
               United Parcel Service of America Inc Ser 1985 (Demand 04/01/02)....... 1.41*         12/01/15     3,455,000
    2,800    Harris County Health Facilities Development Corporation,
               Texas, Methodist Hospital Ser 1994 (Demand 04/01/02) ................. 1.50*         12/01/25     2,800,000
      550    North Central Texas Health Facilities Development Corporation,
               Texas, Presbyterian Medical Center Ser 1985 D (MBIA)
 --------      (Demand 04/01/02) .................................................... 1.46*         12/01/15       550,000
                                                                                                               -----------
   15,505    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ========    (Cost $15,505,000)............................................................................     15,505,000
                                                                                                               -----------

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002 CONTINUED


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                          VALUE
---------------------------------------------------------------------------------------------
 $ 75,470     TOTAL INVESTMENTS (Cost $78,573,305) (a)..........   110.3 %      $ 78,266,075
 ========
              LIABILITIES IN EXCESS OF OTHER ASSETS ............   (10.3)         (7,331,914)
                                                                   -----        ------------
              NET ASSETS .......................................   100.0 %      $ 70,934,161
                                                                   =====        ============

------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
GANs     Grant Anticipation Notes.
WI       Security purchased on a "when-issued" basis.
*        Current coupon of variable rate demand obligation.
** All or a portion of this security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $261,082 and the aggregate gross unrealized depreciation is $568,312, resulting in net unrealized depreciation of $307,230.

Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       Geographic Summary of Investments
               Based on Market Value as a Percent of Net Assets

Alaska ..............  3.0%   Illinois ...............  4.5%   Minnesota ..............  1.5%   South Carolina ..........     2.9%
Arizona .............  5.9    Indiana ................  6.0    Missouri ...............  7.6    Tennessee ...............     1.4
California ..........  4.4    Iowa ...................  1.5    New Hampshire ..........  1.5    Texas ...................     9.0
Colorado ............  1.5    Kansas .................  1.4    New Jersey .............  4.5    Virginia ................     5.8
Connecticut .........  3.0    Kentucky ...............  4.5    New York ...............  4.4    Washington ..............     1.5
Florida .............  2.9    Maryland ...............  7.3    Nevada .................  1.7    Wisconsin ...............     4.3
Georgia .............  3.0    Massachusetts ..........  4.5    Ohio ...................  1.5                                -----
Hawaii ..............  1.4    Michigan ...............  1.5    Pennsylvania ...........  6.4    Total ...................   110.3%
                                                                                                                            =====

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002

ASSETS:
Investments in securities, at value
 (cost $78,573,305) .........................................................    $ 78,266,075
Receivable for:
  Investments sold ..........................................................       2,722,654
  Interest ..................................................................         774,501
  Shares of beneficial interest sold ........................................         381,660
Prepaid expenses ............................................................          11,267
                                                                                 ------------
  TOTAL ASSETS ..............................................................      82,156,157
                                                                                 ------------
LIABILITIES:
Payable for:
  Investments purchased .....................................................       8,761,457
  Shares of beneficial interest repurchased .................................          51,396
  Investment management fee .................................................          29,739
  Dividends to shareholders .................................................          15,007
Payable to bank .............................................................       2,281,838
Accrued expenses ............................................................          82,559
                                                                                 ------------
  TOTAL LIABILITIES .........................................................      11,221,996
                                                                                 ------------
  NET ASSETS ................................................................    $ 70,934,161
                                                                                 ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................................................    $ 78,312,003
Net unrealized depreciation .................................................        (307,230)
Accumulated undistributed net investment income .............................          24,096
Accumulated net realized loss ...............................................      (7,094,708)
                                                                                 ------------
  NET ASSETS ................................................................    $ 70,934,161
                                                                                 ============
NET ASSET VALUE PER SHARE,
6,883,731 shares outstanding (unlimited shares authorized of $.01 par value)           $10.30
                                                                                       ======

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended March 31, 2002


NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $  2,417,287
                                                   ------------
EXPENSES
Investment management fee .....................         283,375
Professional fees .............................          47,083
Shareholder reports and notices ...............          40,014
Transfer agent fees and expenses ..............          32,881
Registration fees .............................          32,698
Trustees' fees and expenses ...................          19,010
Custodian fees ................................           4,336
Other .........................................           8,025
                                                   ------------
  TOTAL EXPENSES ..............................         467,422
Less: expense offset ..........................          (4,332)
                                                   ------------
  NET EXPENSES ................................         463,090
                                                   ------------
  NET INVESTMENT INCOME .......................       1,954,197
                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................         502,754
Net change in unrealized appreciation .........      (1,177,360)
                                                   ------------
  NET LOSS ....................................        (674,606)
                                                   ------------
NET INCREASE ..................................    $  1,279,591
                                                   ============

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS CONTINUED


Statement of Changes in Net Assets

                                                                                         FOR THE YEAR       FOR THE YEAR
                                                                                             ENDED             ENDED
                                                                                        MARCH 31, 2002     MARCH 31, 2001
                                                                                       ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income ..............................................................     $  1,954,197      $  1,816,163
Net realized gain ..................................................................          502,754           260,864
Net change in unrealized appreciation/depreciation .................................       (1,177,360)        1,790,307
                                                                                         ------------      ------------
  NET INCREASE .....................................................................        1,279,591         3,867,334
Dividends to shareholders from net investment income ...............................       (1,936,103)       (1,809,268)
Net increase from transactions in shares of beneficial interest ....................       16,452,571         8,843,048
                                                                                         ------------      ------------
  NET INCREASE .....................................................................       15,796,059        10,901,114

NET ASSETS:
Beginning of period ................................................................       55,138,102        44,236,988
                                                                                         ------------      ------------
END OF PERIOD
(Including accumulated undistributed net investment income of $24,096 and $6,895,
respectively) ......................................................................     $ 70,934,161      $ 55,138,102
                                                                                         ============      ============

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Limited Term Municipal Trust (the "Fund"), formerly Morgan Stanley Dean Witter Limited Term Municipal Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2002 aggregated $42,471,653 and $22,882,523, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At March 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $80.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,089. At March 31, 2002, the Fund had an accrued pension liability of $41,907 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At March 31, 2002, the Fund did not hold positions in residual interest bonds.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                              FOR THE YEAR                     FOR THE YEAR
                                                 ENDED                            ENDED
                                             MARCH 31, 2002                   MARCH 31, 2001
                                    -------------------------------- --------------------------------
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                    --------------- ----------------  --------------- ----------------
Sold ..............................     6,809,743    $  70,764,370        4,939,814    $  50,329,237
Reinvestment of dividends .........       131,412        1,367,193          135,610        1,372,652
                                        ---------    -------------        ---------    -------------
                                        6,941,155       72,131,563        5,075,424       51,701,889
Repurchased .......................    (5,374,851)     (55,678,992)      (4,199,046)     (42,858,841)
                                       ----------    -------------       ----------    -------------
Net increase ......................     1,566,304    $  16,452,571          876,378    $   8,843,048
                                       ==========    =============       ==========    =============

6. FEDERAL INCOME TAX STATUS

During the year ended March 31, 2002, the Fund utilized approximately $512,000 of its net capital loss carryover. At March 31, 2002, the Fund had a net capital loss carryover of approximately $7,095,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through March 31 of the following years:

                                AMOUNT IN THOUSANDS
                         ---------------------------------
                             2003         2004       2005
                         -----------   ---------   -------
                           $2,927        $3,941      $227
                           ======        ======      ====

At March 31, 2002, the Fund had permanent book/tax differences attributable to tax adjustments on securities sold by the Fund. To reflect reclassifications arising from these differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $9,607.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. CHANGE IN ACCOUNTING POLICY

Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $8,714 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of March 31, 2001.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 CONTINUED

The effect of this change for the year ended March 31, 2002 was to increase net investment income by $3,618, decrease unrealized depreciation by $5,989, and decrease net realized gain by $9,607. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                           FOR THE YEAR ENDED MARCH 31,

                                                    --------------------------------------------------------------------------
                                                    2002              2001              2000           1999             1998
                                                   ------            ------            ------         ------            ------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........    $10.37            $ 9.96            $10.34         $10.26            $ 9.91
                                                   ------            ------            ------         ------            ------
Income (loss) from investment operations:
 Net investment income ........................      0.36              0.38              0.38           0.39              0.40
 Net realized and unrealized gain (loss) ......     (0.07)             0.41             (0.38)          0.08              0.35
                                                   ------            ------            ------         ------            ------
Total income from investment operations .......      0.29              0.79              0.00           0.47              0.75
                                                   ------            ------            ------         ------            ------
Less dividends from net investment income .....     (0.36)            (0.38)            (0.38)         (0.39)            (0.40)
                                                   ------            ------            ------         ------            ------
Net asset value, end of period ................    $10.30            $10.37            $ 9.96         $10.34            $10.26
                                                   ======            ======            ======         ======            ======
TOTAL RETURN+ .................................      2.82%             8.14%             0.08%          4.68%             7.70%

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................      0.82%(1)          0.88%(1)          0.91%          0.86%(1)          0.83%
Net investment income .........................      3.45%(2)          3.78%             3.81%          3.75%             3.92%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......   $70,934           $55,138           $44,237        $58,648           $57,500
Portfolio turnover rate .......................        45%               24%                3%            29%             --

------------
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Term Municipal Trust (the "Fund"), formerly Morgan Stanley Dean Witter Limited Term Municipal Trust, including the portfolio of investments, as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Term Municipal Trust as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York

May 9, 2002

--------------------------------------------------------------------------------
                     2002 Federal Tax Notice (unaudited)

     For the year ended March 31, 2002, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.
--------------------------------------------------------------------------------

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------- ------------- ----------------  ------------------------------------------------
Michael Bozic (61)                    Trustee       Trustee since     Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        April 1994        Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                   formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                         (December 1998-October 2000), Chairman and
New York, NY                                                          Chief Executive Officer of Levitz Furniture
                                                                      Corporation (November 1995-November 1998)
                                                                      and President and Chief Executive Officer
                                                                      of Hills Department Stores (May 1991-July
                                                                      1995); formerly variously Chairman, Chief
                                                                      Executive Officer, President and Chief
                                                                      Operating Officer (1987-1991) of the Sears
                                                                      Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Trustee       Trustee since     Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                             January 1993      Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                    and Chairman, Senate Banking Committee
Salt Lake City, UT                                                    (1980-1986); formerly Mayor of Salt Lake City,
                                                                      Utah (1971-1974); formerly Astronaut,
                                                                      Space Shuttle Discovery (April 12-19,
                                                                      1985); Vice Chairman, Huntsman Corporation
                                                                      (chemical company); member of the Utah
                                                                      Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Trustee since     Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        September 1997    Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                   formerly associated with the Allstate
1675 Broadway                                                         Companies (1966-1994), most recently as
New York, NY                                                          Chairman of The Allstate Corporation
                                                                      (March 1993-December 1994) and Chairman
                                                                      and Chief Executive Officer of its
                                                                      wholly-owned subsidiary, Allstate
                                                                      Insurance Company (July 1989-December
                                                                      1994).

                                          Number of
                                        Portfolios in
                                            Fund
                                           Complex
       Name, Age and Address of           Overseen
         Independent Trustee            by Trustee**          Other Directorships Held by Trustee
-------------------------------------  --------------  ------------------------------------------------
Michael Bozic (61)                            129      Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                            129      Director of Franklin Covey (time management
c/o Summit Ventures LLC                                systems), BMW Bank of North America, Inc.
1 Utah Center                                          (industrial loan corporation), United Space
201 S. Main Street                                     Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                                     and the Boeing Company) and Nuskin Asia
                                                       Pacific (multilevel marketing); member of
                                                       the board of various civic and charitable
                                                       organizations.

Wayne E. Hedien (68)                          129      Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw                           mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees                    Chairman of The Field Museum of Natural
1675 Broadway                                          History; director of various other business and
New York, NY                                           charitable organizations.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                         TERM OF
                                                        OFFICE AND
                                         POSITION(S)     LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH         TIME
          INDEPENDENT TRUSTEE             REGISTRANT      SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------- --------------- ------------------------------------------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since   Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.                 July 1991       or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                         TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                      Smick International, Inc., a consulting firm;
                                                                      Co-Chairman and a founder of the Group of
                                                                      Seven Council (G7C), an international economic
                                                                      commission; formerly Vice Chairman of the
                                                                      Board of Governors of the Federal Reserve
                                                                      System and Assistant Secretary of the U.S.
                                                                      Treasury.

Michael E. Nugent (65)                  Trustee       Trustee since   Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                             July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                                       Funds and the TCW/DW Term Trusts; director/
New York, NY                                                          trustee of various investment companies
                                                                      managed by Morgan Stanley Investment
                                                                      Management Inc. and Morgan Stanley
                                                                      Investments LP (since July 2001); General
                                                                      Partner, Triumph Capital, L.P., a private
                                                                      investment partnership; formerly Vice
                                                                      President, Bankers Trust Company and BT
                                                                      Capital Corporation (1984-1988).

John L. Schroeder (71)                  Trustee       Trustee since   Retired; Chairman of the Derivatives Committee
c/o Mayer, Brown, Rowe & Maw                          April 1994      and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees                                   Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                                                         Executive Vice President and Chief Investment
New York, NY                                                          Officer of the Home Insurance Company
                                                                      (August 1991-September 1995).

                                            NUMBER OF
                                          PORTFOLIOS IN
                                              FUND
                                             COMPLEX
        NAME, AGE AND ADDRESS OF            OVERSEEN
          INDEPENDENT TRUSTEE             BY TRUSTEE**         OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------  --------------  ----------------------------------------------
Dr. Manuel H. Johnson (53)                     129       Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.                    Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.                            Accounting Foundation (oversight organization
Washington, D.C.                                         of the Financial Accounting Standards Board).







Michael E. Nugent (65)                         207       Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY








John L. Schroeder (71)                         129       Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw                             (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Limited Term Municipal Trust
Trustee and Officer Information continued

Interested Trustees:


                                                           TERM OF
                                                         OFFICE AND
                                     POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH              TIME
      INTERESTED TRUSTEE              REGISTRANT           SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ----------------------- --------------- -------------------------------------------------
Charles A. Fiumefreddo (68)    Chairman, Director or   Trustee since   Chairman, Director or Trustee and Chief
c/o Morgan Stanley Trust       Trustee and Chief       July 1991       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   Executive Officer                       and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and Director
Jersey City, NJ                                                        of the Investment Manager, the Distributor and
                                                                       Morgan Stanley Services, Executive Vice President
                                                                       and Director of Morgan Stanley DW, Chairman and
                                                                       Director of the Transfer Agent, and Director
                                                                       and/or officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998).

James F. Higgins (54)          Trustee                 Trustee since   Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                               June 2000       August 2000); Director of the Distributor and
Harborside Financial Center,                                           Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                             the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                        Term Trusts (since June 2000); previously
                                                                       President and Chief Operating Officer of the
                                                                       Private Client Group of Morgan Stanley (May
                                                                       1999-August 2000), President and Chief Operating
                                                                       Officer of Individual Securities of Morgan
                                                                       Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Trustee                 Trustee since   Director or Trustee of the Morgan Stanley
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief Executive
                                                                       Officer of Morgan Stanley and Morgan Stanley DW;
                                                                       Director of the Distributor; Chairman of the
                                                                       Board of Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley subsidiaries.


                                   NUMBER OF
                                 PORTFOLIOS IN
                                     FUND
                                    COMPLEX
   NAME, AGE AND ADDRESS OF        OVERSEEN
      INTERESTED TRUSTEE         BY TRUSTEE**       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------  -------------- --------------------------------------------
Charles A. Fiumefreddo (68)     129            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           129            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          129            Director of American Airlines, Inc. and its
1585 Broadway                                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:


                                                     Term of
                                                    Office and
                                 Position(s)        Length of
   Name, Age and Address of       Held with            Time
      Executive Officer           Registrant         Served*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ----------------- ----------------- -----------------------------------------------------------

Mitchell M. Merin (48)        President         President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                     May 1999          Investment Management (since December 1998); President,
New York, NY                                                      Director (since April 1997) and Chief Executive Officer
                                                                  (since June 1998) of the Investment Manager and Morgan
                                                                  Stanley Services; Chairman, Chief Executive Officer and
                                                                  Director of the Distributor (since June 1998); Chairman
                                                                  and Chief Executive Officer (since June 1998) and
                                                                  Director (since January 1998) of the Transfer Agent;
                                                                  Director of various Morgan Stanley subsidiaries;
                                                                  President of the Morgan Stanley Funds and TCW/DW Term
                                                                  Trusts (since May 1999); Trustee of various Van Kampen
                                                                  investment companies (since December 1999); previously
                                                                  Chief Strategic Officer of the Investment Manager and
                                                                  Morgan Stanley Services and Executive Vice President of
                                                                  the Distributor (April 1997-June 1998), Vice President
                                                                  of the Morgan Stanley Funds (May 1997-April 1999), and
                                                                  Executive Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,   Vice President,   General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   Secretary and     Secretary         (since December 2000) of Morgan Stanley Investment
New York, NY                  General Counsel   and General       Management; Managing Director (since December 2000),
                                                Counsel since     and Secretary and General Counsel (since February 1997)
                                                February 1997     and Director (since July 1998) of the Investment
                                                                  Manager and Morgan Stanley Services; Assistant
                                                                  Secretary of Morgan Stanley DW; Vice President,
                                                                  Secretary and General Counsel of the Morgan Stanley
                                                                  Funds and TCW/DW Term Trusts (since February 1997);
                                                                  Vice President and Secretary of the Distributor;
                                                                  previously, Senior Vice President, Assistant Secretary
                                                                  and Assistant General Counsel of the Investment Manager
                                                                  and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer         Treasurer since   First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                        April 1989        Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                      Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

James F. Willison (58)        Vice President    Since January     Managing Director and Portfolio Manager of the
1221 Avenue of the Americas                     2001              Investment Manager and/or its investment management
New York, NY                                                      affiliates for over 5 years.

Joseph R. Arcieri (53)        Vice President    Since January     Executive Director and Portfolio Manager of the
1221 Avenue of the Americas                     2001              Investment Manager and/or its investment management
New York, NY                                                      affiliates for over 5 years.

Robert W. Wimmel (37)         Vice President    Since February    Vice President and Portfolio Manager of the Investment
1 Parkview Plaza                                2002              Manager and/or its investment management affiliates for
Oakbrook Terrace, IL                                              over 5 years.


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert Wimmel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37993RPT


[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]


MORGAN STANLEY
LIMITED TERM
MUNICIPAL TRUST


ANNUAL REPORT
March 31, 2002